Schedule of Investments (unaudited)
February 28, 2023
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.1%
TransDigm Group, Inc.	48,280	$ 35,914,044
Automobiles — 3.3%
Tesla, Inc.(a)	183,757	37,800,652
Capital Markets — 4.2%
Blackstone, Inc., Class A, NVS	78,199	7,100,469
S&P Global, Inc.	122,399	41,762,539
		48,863,008
Commercial Services & Supplies — 3.2%
Copart, Inc.(a)	517,677	36,475,521
Health Care Equipment & Supplies — 4.3%
Boston Scientific Corp.(a)	391,768	18,303,401
Intuitive Surgical, Inc.(a)	135,307	31,038,073
		49,341,474
Health Care Providers & Services — 3.3%
UnitedHealth Group, Inc.	80,744	38,429,299
Hotels, Restaurants & Leisure — 3.7%
Chipotle Mexican Grill, Inc.(a)	12,530	18,683,232
Evolution AB(b)	198,261	23,923,508
		42,606,740
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A(a)	612,924	55,199,935
Match Group, Inc.(a)	468,809	19,418,069
		74,618,004
Internet & Direct Marketing Retail — 7.2%
Amazon.com, Inc.(a)	884,012	83,300,451
IT Services — 6.5%
Mastercard, Inc., Class A	36,588	12,999,351
Visa, Inc., Class A	283,281	62,304,823
		75,304,174
Life Sciences Tools & Services — 4.8%
Danaher Corp.	140,829	34,859,402
Lonza Group AG, Registered Shares	33,221	19,787,813
		54,647,215
Machinery — 0.4%
Chart Industries, Inc.(a)(c)	33,831	4,516,439
Oil, Gas & Consumable Fuels — 1.4%
Cheniere Energy, Inc.	103,355	16,261,876
Pharmaceuticals — 3.2%
AstraZeneca PLC, ADR	164,765	10,739,383
Zoetis, Inc., Class A	157,508	26,303,836
		37,043,219
Semiconductors & Semiconductor Equipment — 11.3%
Advanced Micro Devices, Inc.(a)	374,870	29,457,285
ASML Holding NV, Registered Shares	82,806	51,151,750
Marvell Technology, Inc.	158,193	7,142,414
NVIDIA Corp.	184,353	42,799,393
		130,550,842
Security	Shares	Value
Software — 19.9%
Cadence Design Systems, Inc.(a)	203,504	$ 39,264,062
Intuit, Inc.	138,738	56,491,339
Microsoft Corp.	414,197	103,309,015
ServiceNow, Inc.(a)	70,475	30,457,181
		229,521,597
Technology Hardware, Storage & Peripherals — 9.2%
Apple Inc.	719,769	106,101,148
Textiles, Apparel & Luxury Goods — 2.9%
LVMH Moet Hennessy Louis Vuitton SE	24,924	20,720,000
Nike, Inc., Class B	107,263	12,741,772
		33,461,772
Total Common Stocks — 98.4% (Cost: $773,882,060)		1,134,757,475
Preferred Securities
Preferred Stocks — 1.6%
IT Services — 1.6%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $13,153,942)(a)(d)(e)	120,046	18,929,797
Total Long-Term Investments — 100.0% (Cost: $787,036,002)		1,153,687,272
Short-Term Securities
Money Market Funds — 0.5%
SL Liquidity Series, LLC, Money Market Series, 4.75%(f)(g)(h)	5,808,044	5,809,786
Total Short-Term Securities — 0.5% (Cost: $5,804,385)		5,809,786
Total Investments — 100.5% (Cost: $792,840,387)		1,159,497,058
Liabilities in Excess of Other Assets — (0.5)%		(6,283,867)
Net Assets — 100.0%		$ 1,153,213,191
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $18,929,797, representing 1.6% of its net assets as of period end, and an original cost of $13,153,942.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$ 45,864,137	$ —	$ (45,864,137)(b)	$ —	$ —	$ —	—	$ 197,293	$ —
SL Liquidity Series, LLC, Money Market Series	321,232	5,466,426(b)	—	16,839	5,289	5,809,786	5,808,044	22,442(c)	—
				$ 16,839	$ 5,289	$ 5,809,786		$ 219,735	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Large Cap Focus Growth Fund, Inc.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 35,914,044	$ —	$ —	$ 35,914,044
Automobiles	37,800,652	—	—	37,800,652
Capital Markets	48,863,008	—	—	48,863,008
Commercial Services & Supplies	36,475,521	—	—	36,475,521
Health Care Equipment & Supplies	49,341,474	—	—	49,341,474
Health Care Providers & Services	38,429,299	—	—	38,429,299
Hotels, Restaurants & Leisure	18,683,232	23,923,508	—	42,606,740
Interactive Media & Services	74,618,004	—	—	74,618,004
Internet & Direct Marketing Retail	83,300,451	—	—	83,300,451
IT Services	75,304,174	—	—	75,304,174
Life Sciences Tools & Services	34,859,402	19,787,813	—	54,647,215
Machinery	4,516,439	—	—	4,516,439
Oil, Gas & Consumable Fuels	16,261,876	—	—	16,261,876
Pharmaceuticals	37,043,219	—	—	37,043,219
Semiconductors & Semiconductor Equipment	130,550,842	—	—	130,550,842
Software	229,521,597	—	—	229,521,597
Technology Hardware, Storage & Peripherals	106,101,148	—	—	106,101,148
Textiles, Apparel & Luxury Goods	12,741,772	20,720,000	—	33,461,772
Preferred Securities	—	—	18,929,797	18,929,797
	$ 1,070,326,154	$ 64,431,321	$ 18,929,797	1,153,687,272
Investments valued at NAV(a)				5,809,786
				$ 1,159,497,058
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Large Cap Focus Growth Fund, Inc.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Stocks
Assets
Opening Balance, as of May 31, 2022	$ 20,588,697
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	230,150
Net change in unrealized appreciation (depreciation)(a)	(1,182,800)
Purchases	—
Sales	(706,250)
Closing Balance, as of February 28, 2023	$ 18,929,797
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023(a)	$ (1,182,800)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$18,929,797	Market	Revenue Multiple Recent Transactions	3.15x - 3.65x (b)	3.40x —

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period end February 28, 2023, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.
Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
3